Equity - Distributions Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity disclosure
Common Stock, Dividends, Per Share, Cash Paid	$ 0.88	$ 1.16
Ordinary income
Equity disclosure
Common Stock, Dividends, Per Share, Cash Paid	0.07	0.48
Capital gains
Equity disclosure
Common Stock, Dividends, Per Share, Cash Paid	0.06	0
Return of capital
Equity disclosure
Common Stock, Dividends, Per Share, Cash Paid	$ 0.75	$ 0.68